Stock-Based Compensation (Details) - Schedule of Stock-Based Compensation Expenses - Stock Options [Member] - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Stock-Based Compensation (Details) - Schedule of Stock-Based Compensation Expenses [Line Items]
General and administrative			$ 23,650	$ 8,714
Operations	$ 27,902	$ 7,662	14,625
Research and development	232,182	91,552	152,739
Sales and marketing	10,933	2,065	4,042
Stock-based compensation expense	$ 304,256	$ 113,806	$ 195,056	$ 8,714